Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 1,629	$ 3,087	$ 3,478
Net operating income	788	1,097	989
Net income	410	544	205
Net income attributable to non-controlling interest	94	265	231
Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Operating revenues		818	1,321
Net operating income		(41)	(13)
Net income		(166)	(359)
Net income attributable to non-controlling interest	0	0	0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Operating revenues	76	148	53
Net operating income	60	46	3
Net income	34	39	1
Net income attributable to non-controlling interest	0	0	0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Operating revenues	186	241	124
Net operating income	184	155	76
Net income	126	89	51
Net income attributable to non-controlling interest	0	0	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues	1,128	1,600	1,742
Net operating income	464	818	844
Net income	235	546	488
Net income attributable to non-controlling interest	94	265	231
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	239	280	238
Net operating income	80	119	79
Net income	15	36	24
Net income attributable to non-controlling interest	$ 0	$ 0	$ 0